UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 12 East 49th Street
         14th Floor
         New York, NY  10017

13F File Number:  28-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryan R. Lawrence
Title:     Principal
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

     Bryan R. Lawrence     New York, NY     April 08, 2010

Explanatory Note: This Form 13F/A Filing is a restatement of the Form 13F Filing that was filed under the name of Brave Warrior Capital, Inc. on February 16, 2010. It is being restated to reflect the correct name of the Registrant as of December 31, 2009, which was Chieftain Capital Management, Inc. Effective January 1, 2010, the Registrant was renamed Brave Warrior Capital, Inc. and a subsidiary of the Registrant, named Chieftain Capital Management, Inc., was split-off from the Registrant.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $1,740,722 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMCAST CORP NEW               CL A SPL         20030N200   271633 16966476 SH       SOLE                 16966476        0        0
CROSSTEX ENERGY INC            COM              22765Y104    27383  4526099 SH       SOLE                  4526099        0        0
CROSSTEX ENERGY L P            COM              22765U102    18517  2153150 SH       SOLE                  2153150        0        0
DELL INC                       COM              24702R101   115279  8027811 SH       SOLE                  8027811        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   226536  3026932 SH       SOLE                  3026932        0        0
LOCKHEED MARTIN CORP           COM              539830109   288570  3829724 SH       SOLE                  3829724        0        0
PRECISION CASTPARTS CORP       COM              740189105    87192   790141 SH       SOLE                   790141        0        0
RYANAIR HLDGS PLC              SPONSORED ADR    783513104   229816  8572012 SH       SOLE                  8572012        0        0
US BANCORP DEL                 COM NEW          902973304     2341   104000 SH  CALL SOLE                   104000        0        0
US BANCORP DEL                 COM NEW          902973304   239636 10645764 SH       SOLE                 10645764        0        0
VARIAN MED SYS INC             COM              92220P105   167936  3584538 SH       SOLE                  3584538        0        0
WATERS CORP                    COM              941848103    65883  1063320 SH       SOLE                  1063320        0        0